COMMITMENTS and CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
COMMITMENTS and CONTINGENCIES	In addition to entering into various operational commitments in the normal course of business, the Company had commitments of approximately $8.7 million at December 31, 2020 (December 31, 2019: $9.4 million) for construction activities at its sites and projects.